Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Class R Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	18.29%	13.14%	11.80%
ClassClass R Shares-S&P 500 TR [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	15.80%	12.69%
ClassClass R Shares-S&P Global BMI TR [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.45%	11.59%	8.60%